SCHEDULE OF OPERATING LEASE RIGHT OF USE ASSETS AND OPERATING LEASE LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Operating lease right-of-use assets	¥ 2,409,255	¥ 2,597,500
Operating lease liabilities current	433,725	427,856
Operating lease liabilities noncurrent	1,958,689	2,175,786
SYW [Member]
Related Party Transaction [Line Items]
Operating lease right-of-use assets	16,639
Operating lease liabilities current	11,684
Operating lease liabilities noncurrent	¥ 5,911